Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford Emerging Markets ex China Fund

	Shares	Value
COMMON STOCKS — 94.4%

BRAZIL — 11.9%
B3 SA — Brasil Bolsa Balcao	7,300	$15,594
Banco Bradesco SA ADR	2,757	6,148
MercadoLibre, Inc. *	21	40,968
Natura & Co. Holding SA	2,800	4,941
NU Holdings Ltd., Class A *	1,333	13,650
Petroleo Brasileiro SA ADR	1,958	28,078
Raia Drogasil SA	700	2,348
WEG SA	700	5,554
		117,281
CANADA — 0.8%
Ivanhoe Mines Ltd., Class A *	892	7,575

CHILE — 2.1%
Lundin Mining Corp.	715	5,793
Sociedad Quimica y Minera de Chile SA ADR	383	15,217
		21,010
INDIA — 17.9%
Axis Bank Ltd.	1,897	24,334
Cholamandalam Investment and Finance Co., Ltd.	408	7,224
Delhivery Ltd. *	2,161	6,424
Eicher Motors Ltd.	101	6,301
Escorts Kubota Ltd.	178	6,747
HDFC Life Insurance Co., Ltd.	1,713	13,690
Hyundai Motor India Ltd. *	104	2,078
ICICI Bank Ltd.	716	11,254
Kotak Mahindra Bank Ltd.	477	12,076
PB Fintech Ltd. *	316	5,835
Reliance Industries Ltd.	2,439	36,261
Samvardhana Motherson International Ltd.	5,661	8,596
Tata Consultancy Services Ltd.	430	18,089
UltraTech Cement Ltd.	79	10,596
WNS Holdings Ltd. *	116	7,133
		176,638
INDONESIA — 1.8%
Bank Mandiri Persero Tbk PT *	17,800	5,526
Bank Rakyat Indonesia Persero Tbk PT	49,200	11,893
		17,419
KAZAKHSTAN — 0.7%
Kaspi.KZ JSC ADR	78	7,242

MEXICO — 3.5%
Fomento Economico Mexicano SAB de CV ADR	149	14,539
Grupo Financiero Banorte SAB de CV, Class O	1,643	11,407
Wal-Mart de Mexico SAB de CV	2,940	8,127
		34,073
PANAMA — 0.7%
Copa Holdings SA, Class A	72	6,657

PERU — 1.1%
Credicorp Ltd.	61	11,356

See previously submitted notes to the financial statements for the year ended December 31, 2024.

Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford Emerging Markets ex China Fund

	Shares	Value
POLAND — 1.7%
Allegro.eu SA *	1,190	$9,653
KGHM Polska Miedz SA	210	6,865
		16,518
RUSSIA — 0.0% (a)
MMC Norilsk Nickel PJSC *(b)	9,400	0
MMC Norilsk Nickel PJSC ADR *(b)	6	0
Moscow Exchange MICEX-RTS PJSC *(b)	2,760	0
Sberbank of Russia PJSC *(b)	5,512	0
		0
SAUDI ARABIA — 0.6%
Saudi Tadawul Group Holding Co.	118	6,414

SINGAPORE — 3.9%
Sea Ltd. ADR *	294	38,364

SOUTH AFRICA — 6.9%
FirstRand Ltd.	1,342	5,274
Impala Platinum Holdings Ltd. *	2,429	16,722
Naspers Ltd., N Shares	164	40,670
Remgro Ltd.	626	5,417
		68,083
SOUTH KOREA — 10.6%
Coupang, Inc. *	554	12,149
Hyundai Motor Co.	103	13,912
NAVER Corp.	40	5,227
NCSoft Corp.	26	2,648
Samsung Electronics Co., Ltd.	1,093	43,333
SK Hynix, Inc.	211	28,128
		105,397
TAIWAN — 24.1%
Accton Technology Corp.	1,000	17,717
E Ink Holdings, Inc.	1,000	8,141
MediaTek, Inc.	1,000	43,100
Taiwan Semiconductor Manufacturing Co., Ltd.	6,000	168,978
		237,936
THAILAND — 2.6%
Fabrinet *	48	9,481
SCB X PCL	2,000	7,269
Valeura Energy, Inc. *	1,554	9,643
		26,393
UNITED STATES — 0.6%
Globant SA *	49	5,768

VIETNAM — 0.6%
Mobile World Investment Corp.	2,400	5,546

ZAMBIA — 2.3%
First Quantum Minerals Ltd. *	1,669	22,442

Total Common Stocks
(cost $947,371)		932,112

See previously submitted notes to the financial statements for the year ended December 31, 2024.

Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford Emerging Markets ex China Fund

	Shares	Value
PREFERRED STOCKS — 3.2%

BRAZIL — 1.4%
Petroleo Brasileiro SA ADR 11.86%	801	$10,445
Raizen SA 0.54%	9,700	3,162
		13,607
SOUTH KOREA — 1.8%
Samsung Electronics Co., Ltd. 2.30%	544	17,608

Total Preferred Stocks
(cost $44,926)		31,215

TOTAL INVESTMENTS — 97.6%
(cost $992,297)		$963,327
Other assets less liabilities — 2.4%		24,048
NET ASSETS — 100.0%		$987,375

(a)	Amount rounds to less than 0.1%.
(b)	Investment was valued using significant unobservable inputs.
*	Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the year ended December 31, 2024.

Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford Emerging Markets ex China Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$312,252	$619,860	$0	$932,112
Preferred Stocks**	13,607	17,608	—	31,215
Total	$325,859	$637,468	$0	$963,327

**	Refer to Portfolio of Investments for further detail.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in 2022 in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. These market conditions have not changed during the period ended March 31, 2025 and as a result, management continue to value all the Russian securities listed in the Portfolio of Investments at $0 and include them within Level 3.

There were no transfers into or out of Level 3 during the period ended March 31, 2025.

See previously submitted notes to the financial statements for the year ended December 31, 2024.